Pension and Post-Retirement and Post-Employment Benefits - Components of Net Periodic Benefit Costs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Current service cost	$ 240	$ 215
Interest cost	257	284
Expected return on plan assets, net of expenses	(430)	(450)
Prior service cost amortization	2	2
Amortization of actuarial losses	125	95
Net periodic benefit costs	194	146
Pension costs capitalized	47	44
Pension Benefits [Member] | Defined Benefit Plan, Labor [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic benefit costs	74	69
Pension Benefits [Member] | Charged to results of operations [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic benefit costs	27	25
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Current service cost	66	70
Interest cost	51	58
Prior service cost amortization	7	2
Amortization of actuarial losses	(2)	5
Net periodic benefit costs	122	135
Pension costs charged to regulatory assets	14	17
Pension costs capitalized	44	45
Post-Retirement and Post-Employment Benefits [Member] | Defined Benefit Plan, Labor [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic benefit costs	122	135
Post-Retirement and Post-Employment Benefits [Member] | Charged to results of operations [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic benefit costs	64	73
Post-Retirement and Post-Employment Benefits [Member] | Charged to results of operations [Member] | 2020-2022 Transmission Decision [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net periodic benefit costs	$ 14	$ 22